Acquisitions - BP - Refining LLC (Details) - BP-Husky Refining LLC - USD ($) $ in Millions		12 Months Ended
	Aug. 08, 2022	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Agreement to purchase remaining ownership	50.00%	50.00%
Purchase of oil and gas assets	$ 300